Note 2 - Acquisitions of Businesses (Details)	12 Months Ended			12 Months Ended		0 Months Ended	2 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended							12 Months Ended						12 Months Ended																				1 Months Ended	9 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				10 Months Ended		12 Months Ended	0 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 PDH [Member]	Dec. 31, 2014 PDH [Member]	Dec. 31, 2014 Agriphar Acquisition [Member]	Nov. 03, 2014 CAS [Member] USD ($) product_line agreement	Dec. 31, 2014 CAS [Member] USD ($)	Dec. 31, 2014 CAS [Member] USD ($)	Mar. 04, 2014 CAS [Member] Certis Europe B.V. [Member] USD ($)	Oct. 01, 2014 Agriphar [Member] USD ($)	Oct. 01, 2014 Agriphar [Member] EUR (€)	Dec. 31, 2014 Agriphar [Member] USD ($)	Dec. 31, 2014 Agriphar [Member] USD ($)	Oct. 01, 2014 Agriphar [Member] USD ($)	Oct. 01, 2014 Agriphar [Member] EUR (€)	Mar. 04, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member] USD ($)	Jan. 31, 2014 MacDermid [Member] USD ($)	Dec. 31, 2014 MacDermid [Member] USD ($)	Dec. 31, 2013 MacDermid [Member] USD ($)	Oct. 31, 2013 MacDermid [Member] USD ($)	Oct. 31, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Oct. 25, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Dec. 31, 2014 Agriphar And CAS [Member] USD ($)	Dec. 31, 2014 Undisclosed Name of Business [Member] USD ($)	Dec. 31, 2014 Customer Relationships [Member]	Dec. 31, 2014 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2014 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2014 Customer Relationships [Member] MacDermid [Member] Minimum [Member] USD ($)	Dec. 31, 2014 Customer Relationships [Member] MacDermid [Member] Maximum [Member] USD ($)	Dec. 31, 2014 Customer Lists [Member] Minimum [Member]	Dec. 31, 2014 Customer Lists [Member] Maximum [Member]	Dec. 31, 2014 Customer Lists [Member] Agriphar And CAS [Member]	Dec. 31, 2014 Customer Lists [Member] Agriphar And CAS [Member] Minimum [Member]	Dec. 31, 2014 Customer Lists [Member] Agriphar And CAS [Member] Maximum [Member]	Dec. 31, 2014 Customer Lists [Member] Undisclosed Name of Business [Member] USD ($)	Dec. 31, 2014 Developed Technology Rights [Member]	Dec. 31, 2014 Developed Technology Rights [Member] Minimum [Member]	Dec. 31, 2014 Developed Technology Rights [Member] Maximum [Member]	Dec. 31, 2014 Developed Technology Rights [Member] Agriphar And CAS [Member]	Dec. 31, 2014 Developed Technology Rights [Member] Agriphar And CAS [Member] Minimum [Member]	Dec. 31, 2014 Developed Technology Rights [Member] Agriphar And CAS [Member] Maximum [Member]	Dec. 31, 2014 Trade Names [Member]	Dec. 31, 2014 Trade Names [Member] Minimum [Member]	Dec. 31, 2014 Trade Names [Member] Maximum [Member]	Dec. 31, 2014 Trade Names [Member] Agriphar And CAS [Member]	Dec. 31, 2014 Trade Names [Member] Agriphar And CAS [Member] Minimum [Member]	Dec. 31, 2014 Trade Names [Member] Agriphar And CAS [Member] Maximum [Member]	Dec. 31, 2014 Noncompete Agreements [Member]	Dec. 31, 2014 Noncompete Agreements [Member] Minimum [Member]	Dec. 31, 2014 Noncompete Agreements [Member] Maximum [Member]	Dec. 31, 2014 Noncompete Agreements [Member] Agriphar And CAS [Member]	Dec. 31, 2014 Noncompete Agreements [Member] Agriphar And CAS [Member] Minimum [Member]	Dec. 31, 2014 Noncompete Agreements [Member] Agriphar And CAS [Member] Maximum [Member]	Dec. 31, 2014 Noncompete Agreements [Member] Undisclosed Name of Business [Member] USD ($)	Dec. 31, 2014 Tradenames and Developed Technology [Member] Undisclosed Name of Business [Member] USD ($)	May 22, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member] USD ($)	Dec. 31, 2014 Successor [Member] USD ($)	Apr. 23, 2013 Successor [Member] USD ($)	Dec. 31, 2014 Successor [Member] Minimum [Member] PDH [Member]	Dec. 31, 2013 Successor [Member] Maximum [Member] PDH [Member]	Oct. 25, 2013 Successor [Member] MacDermid [Member] USD ($)	Dec. 31, 2014 Successor [Member] MacDermid [Member] USD ($)	Dec. 31, 2013 Successor [Member] MacDermid [Member] USD ($)	Dec. 31, 2014 Successor [Member] United States of America, Dollars Agriphar [Member]	Dec. 31, 2014 Successor [Member] Euro Member Countries, Euro Agriphar [Member]	Oct. 31, 2013 Predecessor [Member] USD ($)	Dec. 31, 2012 Predecessor [Member] USD ($)	Dec. 31, 2014 Predecessor [Member] MacDermid [Member] USD ($)	Feb. 13, 2015 Subsequent Event [Member] Arysta [Member] USD ($)	Oct. 01, 2014 Restricted Stock [Member] Agriphar [Member] USD ($)	Feb. 13, 2015 Series B Preferred Stock [Member] Subsequent Event [Member] Arysta [Member] USD ($)	Oct. 01, 2014 Selling, General and Administrative Expenses [Member] Agriphar [Member] USD ($)	Dec. 31, 2014 Selling, General and Administrative Expenses [Member] MacDermid [Member] USD ($)	Dec. 31, 2014 Selling, General and Administrative Expenses [Member] Agriphar And CAS [Member] USD ($)	Dec. 31, 2014 Selling, General and Administrative Expenses [Member] Arysta [Member] USD ($)
Note 2 - Acquisitions of Businesses (Details) [Line Items]
Restricted Stock, Maximum Transfer Percentage By Seller First Portion					33.33%
Business Combination, Consideration Transferred						$ 1,040,000,000		$ 1,035,100,000		$ 370,000,000	€ 300,000,000		$ 370,300,000				$ 1,800,000,000		$ 1,821,600,000						$ 30,500,000																																						$ 2,600,000								$ 3,570,000,000
Payments to Acquire Businesses, Gross						983,000,000		983,100,000		350,000,000			350,200,000						916,500,000																																																				2,930,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)						2,000,000																	1,670,386
Business Combination Consideration Adjustment To Preliminary Estimated Working Capital								15,000,000
Supply Commitment, Number Of Agreements						6
Asset Retirement Obligation	18,500,000	4,800,000					13,200,000	13,200,000																																																		4,800,000	18,500,000	0								2,200,000	2,300,000
Business Combination, Agreement Termination Advance Notice Term						4 years
Number of Major Product Lines						7
Business Combination, Acquisition Related Costs						33,900,000		33,900,000					4,200,000						15,200,000					29,800,000																																		15,200,000	47,800,000					15,200,000				16,900,000		16,900,000				4,200,000		38,100,000	6,400,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							61,900,000					26,100,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual							20,500,000					8,300,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable																																																																							600,000,000	711,551
Business Combination Consideration Payable Shares to be Issued														18,200,000	15,000,000
Foreign Currency Exchange Rate, Translation																																																																		1.21	1.00
Contingent Consideration	63,900,000	34,800,000										3,400,000	3,400,000					35,500,000	35,500,000
Contingent Consideration Classified as Equity, Fair Value Disclosure																			63,900,000	34,800,000
Business Acquisition, Percentage of Ownership										100.00%	100.00%					3.00%	97.00%					3.00%																																									3.00%
Business Combination, Consideration Transferred, Liabilities Incurred																	754,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																			100,000,000		100,000,000
Proceeds from Previous Acquisition																		8,500,000
Fair Value Inputs, Discount Rate																		2.00%
Fair Value Inputs, Future Value of Cash Payments																		60,000,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability																																																										(700,000)	29,100,000																29,100,000
Business Combination, Contingent Consideration Arrangement, Change Related to Achievement of Stock Performance																			18,800,000
Business Combination, Contingent Consideration Arrangements, Change in Value Due to Compensation Expense																			10,300,000
Business Acquisition, Share Price (in Dollars per share)	$ 11.00
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				6.66%															6.66%	6.76%																																									6.66%	6.76%
Annual Maximum Percentage of Holdings Exchanged			25.00%
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)				8,800,000
Stock Issued During Period, Shares, New Issues (in Shares)				134,044																																																					88,500,000
Redeemable 401k Plan Interest		21,000,000																		21,000,000
Business Combination, Equity Interest Acquired Affliated Company, Percentage									15.00%
Business Combination Equity Interest Acquired Affiliated Company, Value									15,000,000
Goodwill, Acquired During Period																													1,450,000,000																													990,200,000	475,900,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount																									0					194,000,000
Finite-Lived Intangible Asset, Useful Life																															8 years	30 years		8 years	30 years			5 years	14 years		5 years	14 years		5 years	20 years		5 years	20 years		1 year	5 years		1 year	5 years
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	16 years																							16 years		20 years	8 years	30 years					20 years				12 years	5 years	14 years	12 years			20 years	5 years	20 years	20 years			5 years	1 year	5 years	5 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt																			754,200,000						400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets																									1,200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment							11,600,000	11,600,000				31,700,000	31,700,000						140,900,000						200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent							25,300,000	25,300,000				64,900,000	64,900,000						171,200,000						3,600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets																									18,000,000
Goodwill	1,405,300,000	989,800,000					281,000,000	281,000,000				178,600,000	178,600,000						990,200,000						16,300,000																																	989,800,000	1,405,300,000									471,800,000	476,200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles																									18,000,000											14,600,000																			1,900,000	1,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned (in Dollars)							$ 52,000,000	$ 52,000,000				$ 16,600,000	$ 16,600,000						$ 115,400,000																																														$ 97,500,000								$ 600,000,000
Restricted Stock, Maximum Transfer Percentage By Seller, Second Portion					33.33%
Restricted Stock, Maximum Transfer Percentage By Seller, Third Portion					33.33%